Annual Total Returns- Vanguard Small-Cap Index Fund (Institutional) [BarChart] - Institutional - Vanguard Small-Cap Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.65%)	18.26%	37.80%	7.53%	(3.63%)	18.32%	16.25%	(9.32%)	27.40%	19.12%